Segment Information (Tables)	12 Months Ended
Mar. 31, 2026
Segment Information [Abstract]
Schedule of Segment Information

The following tables present the Company’s segment information for the year ended March 31, 2026 and 2025:

	2025	2026
	USD	USD
Revenue
— Hong Kong Trading	39,003,807	41,891,540
— Vietnam Manufacturing	546,560	2,659,685
Elimination of internal transaction	(465,277)	(2,322,468)
Toal Revenue	39,075,090	42,228,757
Cost of sales
— Hong Kong Trading	27,898,276	28,162,843
— Vietnam Manufacturing	384,852	2,010,445
Elimination of internal transaction	(465,277)	(2,287,296)
Total Cost of sales	27,817,851	27,885,992
Gross Profit
— Hong Kong Trading	11,105,531	13,728,697
— Vietnam Manufacturing	151,708	614,068
Total Gross Profit	11,257,239	14,342,765
Selling Expenses
— Hong Kong Trading	2,663,823	3,058,826
— Vietnam Manufacturing	-	130,200
— Corporate	654,595	1,241,651
Total Selling expenses	3,318,418	4,430,677
General and Administrative Expenses
— Hong Kong Trading	4,817,053	6,097,163
— Vietnam Manufacturing	317,654	372,081
— Corporate	405,857	486,331
Total General and Administrative expenses	5,540,564	6,955,575
Segment net income (loss)
— Hong Kong Trading	3,723,602	4,482,762
— Vietnam Manufacturing	(165,116)	52,210
— Corporate	(1,046,146)	(1,727,966)
Total Segment net income (loss)	2,512,340	2,807,006
Segment assets
— Hong Kong Trading	20,702,700	25,433,760
— Vietnam Manufacturing	2,670,737	3,635,206
— Corporate	5,206,104	3,485,590
Elimination of internal transaction	(5,125,404)	(4,583,113)
Total Segment assets	23,454,137	27,971,443
Capital expenditure
— Hong Kong Trading	36,580	410,129
— Vietnam Manufacturing	984,915	283,603
Total Capital expenditure	1,021,495	693,732
Long-lived assets
— Hong Kong Trading	2,553,768	3,112,145
— Vietnam Manufacturing	1,654,002	1,624,257
Total Long-lived assets	4,207,770	4,736,402